Financial Risk Management - Sensitivity Analysis for Interest Rate Risk on Profit or Loss Before Tax and Shareholders' Equity (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable interest rate risk: Increase of 50 basis points [Member] | Shareholder's equity [Member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ (79)	¥ (79)
Variable interest rate risk: Increase of 50 basis points [Member] | Shareholder's equity [Member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(121)	(145)
Variable interest rate risk: Increase of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(116)	(115)
Variable interest rate risk: Increase of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	(177)	(212)
Variable interest rate risk: Decrease of 50 basis points [Member] | Shareholder's equity [Member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	17	16
Variable interest rate risk: Decrease of 50 basis points [Member] | Shareholder's equity [Member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	69	86
Variable interest rate risk: Decrease of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	25	23
Variable interest rate risk: Decrease of 50 basis points [Member] | Profit And Loss From Continuing Operations [member] | Debt Instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effects on profit or loss before tax and shareholders' equity	¥ 100	¥ 125